SIGNIFICANT ACCOUNTING POLICIES (Details) - 12 months ended Dec. 31, 2014	Total
Computers and Peripheral Equipment [Member] | Minimum [Member]
Rate Of Depreciation [Line Items]
Rate Of Annual Depreciation	15.00%
Computers and Peripheral Equipment [Member] | Maximum [Member]
Rate Of Depreciation [Line Items]
Rate Of Annual Depreciation	33.00%
Office Furniture and Equipment [Member]
Rate Of Depreciation [Line Items]
Rate Of Annual Depreciation	6.00%
Production Lines [Member] | Minimum [Member]
Rate Of Depreciation [Line Items]
Rate Of Annual Depreciation	20.00%
Production Lines [Member] | Maximum [Member]
Rate Of Depreciation [Line Items]
Rate Of Annual Depreciation	100.00%
Leasehold Improvements [Member]
Rate Of Depreciation [Line Items]
Annual Depreciation Description	Over the shorter of the lease term or useful economic life